Financing Activities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	$ 28,583	$ 25,125	$ 23,106
Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	28,070	24,653	22,467
Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	513	472	639
North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	10,271	9,923	9,731
North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	10,212	9,811	9,514
North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	59	112	217
Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,539	2,960	2,964
Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,501	2,902	2,875
Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	38	58	89
Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,293	4,192	3,154
Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,257	4,168	3,130
Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	36	24	24
Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,974	1,485	886
Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,962	1,473	879
Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	12	12	7
Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	4,323	3,616	3,258
Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	4,175	3,508	3,119
Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	148	108	139
Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,183	2,949	3,113
Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,963	2,791	2,950
Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	220	158	163
Customer
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	19,883	17,998	17,980
Customer | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	19,370	17,526	17,341
Customer | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	513	472	639
Customer | North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,984	5,673	6,448
Customer | North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,925	5,561	6,231
Customer | North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	59	112	217
Customer | Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,555	2,224	2,510
Customer | Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,517	2,166	2,421
Customer | Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	38	58	89
Customer | Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,480	3,211	2,654
Customer | Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,444	3,187	2,630
Customer | Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	36	24	24
Customer | Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,973	1,485	875
Customer | Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,961	1,473	868
Customer | Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	12	12	7
Customer | Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,719	2,485	2,426
Customer | Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,571	2,377	2,287
Customer | Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	148	108	139
Customer | Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,172	2,920	3,067
Customer | Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,952	2,762	2,904
Customer | Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	220	158	163
Dealer
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,586	3,973	3,311
Dealer | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,586	3,973	3,311
Dealer | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,931	2,414	1,993
Dealer | North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,931	2,414	1,993
Dealer | North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	652	334	344
Dealer | Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	652	334	344
Dealer | Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	945	516	296
Dealer | Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	945	516	296
Dealer | Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1	0	0
Dealer | Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1	0	0
Dealer | Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,057	709	659
Dealer | Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,057	709	659
Dealer | Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	19
Dealer | Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	19
Dealer | Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,114	3,154	1,815
Caterpillar Purchased Receivables | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,114	3,154	1,815
Caterpillar Purchased Receivables | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,356	1,836	1,290
Caterpillar Purchased Receivables | North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,356	1,836	1,290
Caterpillar Purchased Receivables | North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	332	402	110
Caterpillar Purchased Receivables | Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	332	402	110
Caterpillar Purchased Receivables | Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	868	465	204
Caterpillar Purchased Receivables | Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	868	465	204
Caterpillar Purchased Receivables | Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	11
Caterpillar Purchased Receivables | Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	11
Caterpillar Purchased Receivables | Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	547	422	173
Caterpillar Purchased Receivables | Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	547	422	173
Caterpillar Purchased Receivables | Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	11	29	27
Caterpillar Purchased Receivables | Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	11	29	27
Caterpillar Purchased Receivables | Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	$ 0	$ 0	$ 0